Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 7,563,357	$ 252,871	$ 6,795,796
Deferred income tax liabilities	(2,221,230)	$ (74,264)	(1,979,509)
Net deferred income tax assets	5,342,127		4,816,287	$ 3,788,906
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	1,658,688		1,930,388
Deferred income tax liabilities	(550,772)		(440,524)
Loss carry-forward [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	1,310,300		502,331
Defined benefit plan [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	800,734		825,792
Refund liabilities [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	339,185		232,854
Allowance for inventory valuation losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	628,725		416,270
Investment loss [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	486,537		748,983
Unrealized profit on intercompany sales [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	1,568,645		1,703,942
Investment tax credits [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	0		336,869
Others [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	770,543		98,367
Deferred income tax liabilities	(11,793)		(7,768)
Unrealized exchange gain (losses) [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(565,175)		(535,595)
Investment gain [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(702,547)		(513,322)
Convertible bond option [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(69,484)		(139,693)
Amortizable assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	$ (321,459)		$ (342,607)